United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___12/31/08___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		_12/31/08_____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     4205    91731 SH       SOLE                    91731
Aeropostale Inc                COM              007865108      968    60103 SH       SOLE                    60103
Ametek Inc                     COM              031100100      938    31047 SH       SOLE                    31047
Apple Inc                      COM              037833100     1903    22294 SH       SOLE                    22294
Bankrate Inc                   COM              06646v108     3802   100063 SH       SOLE                   100063
Bard C.R. Inc.                 COM              067383109     3703    43949 SH       SOLE                    43949
Best Buy Company               COM              086516101     3384   120377 SH       SOLE                   120377
CME Group Inc                  COM              12572Q105     1016     4882 SH       SOLE                     4882
Canadian National Railway Co   COM              136375102     2219    60369 SH       SOLE                    60369
Cerner Corp                    COM              156782104     2363    61463 SH       SOLE                    61463
Cognizant Tech Solutions-A     COM              192446102     2772   153501 SH       SOLE                   153501
Covance Inc                    COM              222816100     2482    53919 SH       SOLE                    53919
Denbury Resource               COM              247916208     1395   127772 SH       SOLE                   127772
Emerson Elec                   COM              291011104      319     8710 SH       SOLE                     8710
Expeditors                     COM              302130109     3448   103630 SH       SOLE                   103630
Express Scripts                COM              302182100     5179    94195 SH       SOLE                    94195
FMC Technologies Inc           COM              30249U101     2166    90903 SH       SOLE                    90903
Fastenal Co                    COM              311900104     2306    66177 SH       SOLE                    66177
Flir Systems Inc               COM              302445101     6976   227390 SH       SOLE                   227390
Google Inc - Cl A              COM              38259P508     2716     8827 SH       SOLE                     8827
ITT Corp                       COM              450911102     4372    95072 SH       SOLE                    95072
Intuit Inc                     COM              461202103     1977    83118 SH       SOLE                    83118
Jacobs Engineering Group Inc   COM              469814107     3289    68370 SH       SOLE                    68370
Kirby Corp.                    COM              497266106     3228   117968 SH       SOLE                   117968
Lincoln Electric Holdings      COM              533900106      911    17888 SH       SOLE                    17888
Lowe's Co Inc                  COM              548661107     1378    64047 SH       SOLE                    64047
Mantech Int'l Corp A           COM              564563104     5268    97211 SH       SOLE                    97211
Micros Systems Inc.            COM              594901100     2916   178654 SH       SOLE                   178654
Novo-Nordisk Spons ADR         COM              670100205     3830    74531 SH       SOLE                    74531
Oceaneering Intl Inc           COM              675232102     2233    76619 SH       SOLE                    76619
Qualcomm Inc                   COM              747525103     2950    82331 SH       SOLE                    82331
Sabine Royalty Trust           COM              785688102      326     7968 SH       SOLE                     7968
T. Rowe Price Group Inc        COM              74144T108     3288    92776 SH       SOLE                    92776
Teledyne Technologies Inc      COM              879360105     2346    52655 SH       SOLE                    52655
Teva Pharm Ind-SP ADR          COM              881624209     5765   135428 SH       SOLE                   135428
Tractor Supply                 COM              892356106     4035   111652 SH       SOLE                   111652
Urban Outfitters Inc           COM              917047102      895    59756 SH       SOLE                    59756
eBay Inc.                      COM              278642103     1522   109040 SH       SOLE                   109040